Depreciation, Amortization and Impairment - Schedule of Depreciation, Amortization and Impairment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Depreciation and amortisation expense [abstract]
Depreciation	$ 9,795	$ 9,110	$ 7,436
Amortization	18,051	18,012	19,809
Impairment of intangible assets			22
Total	$ 27,846	$ 27,122	$ 27,267